Debt (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2022	Sep. 30, 2015
Debt Instrument [Line Items]
Long Term Debt	$ 1,395,931,000	$ 1,343,101,000
Current portion of long-term debt	0	392,089,000
Long-term debt, net of current portion	1,395,931,000	951,012,000
longtermdebtmaturitiesrepaymentsofprincipalinyearthree					500,000,000
Long Term Debt Maturities Repayments Of Principal After Year Five				900,000,000
Interest Paid	84,500,000	74,200,000	63,800,000
Debt Related Commitment Fees And Debt Issuance Costs	5,200,000	4,700,000	5,000,000
Blanco Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long Term Debt	0	55,000,000
Receivables Securitization Facility [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Effective Percentage Rate Range	prevailing market rates for short-term commercial paper or LIBOR plus a program fee of 75 basis points
Debt Instrument Fee Rate Effective Percentage Rate Range	37.5 basis points, annually
Debt Instrument Ability to Increase Commitment Subject to Lender Approval	250,000,000
Debt Instrument, Maturity Date, Description	November 2015
Line of Credit Facility, Maximum Borrowing Capacity	700,000,000
Multi Currency Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Interest Rate at Period End	90 basis points over LIBOR/EURIBOR/Bankers Acceptance Stamping Fee
Debt Instrument Interest Rate Effective Percentage Rate Range	68 basis points to 155 basis points over LIBOR/EURIBOR/Bankers Acceptance Stamping Fee; on borrowings denominated in Canadian dollars, the greater of the Canadian prime rate or the CDOR rate
Debt Instrument Fee Rate Effective Percentage Rate Range	7 basis points to 20 basis points, annually, of the total commitment
Debt Instrument Fee Rate at Period End	10 basis points
Debt Instrument, Maturity Date, Description	November 2017
Line of Credit Facility, Maximum Borrowing Capacity	700,000,000
Senior Notes Due 2012 [Member]
Debt Instrument [Line Items]
Long Term Debt	0	392,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.625%
Debt Instrument, Maturity Date, Description	2012
Senior Notes Due 2015 [Member]
Debt Instrument [Line Items]
Long Term Debt	499,091,000	498,822,000
Long Term Debt Principal Balance	500,000,000
Debt Instrument Issuance Discount Percentage	99.50%
Debt Instrument Effective Yield Percentage	5.94%
Debt Instrument, Interest Rate, Stated Percentage	5.875%
Debt Instrument, Maturity Date, Description	2015
Senior Notes Due 2019 [Member]
Debt Instrument [Line Items]
Long Term Debt	397,485,000	397,190,000
Long Term Debt Principal Balance	400,000,000
Debt Instrument Issuance Discount Percentage	99.20%
Debt Instrument Effective Yield Percentage	4.98%
Debt Instrument, Interest Rate, Stated Percentage	4.875%
Debt Instrument, Maturity Date, Description	2019
Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Long Term Debt	499,355,000	0
Long Term Debt Principal Balance	500,000,000
Debt Instrument Issuance Discount Percentage	99.858%
Debt Instrument Effective Yield Percentage	3.52%
Debt Instrument, Interest Rate, Stated Percentage	3.50%
Debt Instrument, Maturity Date, Description	2021
Other Debt [Member]
Debt Instrument [Line Items]
Long Term Debt	$ 0	$ 89,000